INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS
Summary of the relevant financial data of the investees in which the Company holds a stake

	Joint Ventures (Aliança / AIX / ACT)
	12.31.19	12.31.18

Equity interest	50.00%	50.00%

Summary of balance sheets:
Current assets	221,183	213,481
Non-current assets	10,556	12,327
Total assets	231,739	225,808

Current liabilities	7,140	7,103
Non-current liabilities	16,773	16,101
Equity	207,826	202,604
Total liabilities and equity	231,739	225,808

Investment Book value	103,913	101,302

	Joint Ventures (Aliança / AIX / ACT)
Summary Statements of Income:	2019	2018	2017
Net operating income	45,567	45,608	45,704
Operating costs and expenses	(44,325)	(58,773)	(43,571)
Financial income (expenses), net	1,030	1,334	1,713
Income and social contribution taxes	(768)	137	(686)
Net income (loss) for the year	1,504	(11,694)	3,160

Equity pickup, according to interest held	752	(5,847)	1,580

Schedule of changes in investments

	Joint Ventures
	(Aliança / AIX	Other	Total
	/ ACT)	investments (1)	investments
Balance on 12.31.17	97,222	1,680	98,902
Equity pick-up	(5,847)	—	(5,847)
Provision for losses on investments	—	(700)	(700)
Other comprehensive income	9,927	(625)	9,302
Balance on 12.31.18	101,302	355	101,657
Equity pick-up	752	—	752
Other comprehensive income	1,859	(17)	1,842
Balance on 12.31.19	103,913	338	104,251

(1)   Other investments are measured at fair value.